PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions

	At December 31,
	2021			2020
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.15%	1.50%	—	0.00%
U.S.	—	—	—	—	—	—
Hourly pension	2.20%	—	2.80% - 2.95%	2.20%	—	2.45% - 2.65%
Salaried pension	3.80%	—	2.85%	3.80%	—	2.55%
OPEB (A)	3.80%	—	2.85% - 2.95%	3.80%	—	2.50% - 2.80%
Other benefits	3.80%	—	2.60% - 2.85%	3.80%	—	2.20% - 2.55%
France	1.80% - 3.80%	2.00%	—	1.50% - 3.50%	2.00%	—
Retirements	—	—	1.00%	—	—	0.50%
Other benefits	—	—	0.90%	—	—	0.40%
Germany	2.50%	1.80%	1.05%	2.50%	1.50%	0.55%
(A)The other main financial assumptions used for the OPEB healthcare plans, which are predominantly in the U.S. were:
•Medical trend rate: i) pre-65: 6.05% starting in 2021 decreasing gradually to 4.50% in 2029 and stable onwards and ii) post-65: 5.80% starting in 2021 decreasing gradually to 4.50% in 2029 and stable onwards,
•Claims costs are based on Company experience.

Schedule of Amounts Recognized in the Consolidated Statement of Financial Position

	At December 31,
	2021			2020
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	766	—	766	772	—	772
Fair value of plan assets	(544)	—	(544)	(458)	—	(458)
Deficit of funded plans	222	—	222	314	—	314
Present value of unfunded obligation	128	249	377	134	216	350
Net liability arising from defined benefit obligation	350	249	599	448	216	664

Schedule of Movement in Net Defined Benefit Obligations

	At December 31, 2021
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2021	906	216	1,122	(458)	664
Included in the Consolidated Income Statement
Current service cost	22	8	30	—	30
Interest cost / (income)	10	5	15	(6)	9
Past service cost	1	31	32	—	32
Immediate recognition of gains arising over the year	—	—	—	—	—
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(56)	(56)
—changes in financial assumptions	(29)	(9)	(38)	—	(38)
—changes in demographic assumptions	(13)	—	(13)	—	(13)
—experience losses	(9)	(2)	(11)	—	(11)
Effects of changes in foreign exchange rates	38	17	55	(32)	23
Included in the Consolidated Statement of Cash Flows
Benefits paid	(36)	(18)	(54)	32	(22)
Contributions by the Group	—	—	—	(21)	(21)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2021	894	249	1,143	(544)	599

	At December 31, 2020
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2020	895	220	1,115	(445)	670
Included the Consolidated Income Statement
Current service cost	21	7	28	—	28
Interest cost / (income)	13	6	19	(8)	11
Past service cost	—	2	2	—	2
Immediate recognition of gains arising over the year	—	2	2	—	2
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(28)	(28)
—changes in financial assumptions	51	16	67	—	67
—changes in demographic assumptions	(6)	(4)	(10)	—	(10)
—experience losses	(4)	1	(3)	—	(3)
Effects of changes in foreign exchange rates	(27)	(17)	(44)	20	(24)
Included in the Consolidated Statement of Cash Flows
Benefits paid	(41)	(18)	(59)	34	(25)
Contributions by the Group	—	—	—	(28)	(28)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2020	906	216	1,122	(458)	664

Schedule of Net Defined Benefit Obligations by Country

	At December 31,
	2021			2020
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	158	(5)	153	168	(5)	163
Germany	134	(2)	132	143	(1)	142
Switzerland	306	(268)	38	310	(223)	87
United States	545	(269)	276	500	(229)	271
Other countries	—	—	—	1	—	1
Total	1,143	(544)	599	1,122	(458)	664

Schedule of Plan Asset Categories

	At December 31,
	2021			2020
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash & cash equivalents	4	—	4	8	—	8
Equities	115	61	176	109	64	173
Bonds	149	110	259	106	103	209
Property	16	55	71	8	46	54
Other	—	34	34	1	13	14
Total fair value of plan assets	284	260	544	232	226	458

Schedule of Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2022	55
2023	55
2024	57
2025	57
2026	58
2027 to 2031	290

Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Schedule of Sensitivity Analysis and Actuarial Assumptions	At December 31, 2021, impacts of the change on the defined benefit obligation of a 50 basis points increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	50 bp increase in discount rates	50 bp decrease in discount rates
France	(10)	10
Germany	(7)	8
Switzerland	(24)	25
United States	(34)	38
Total sensitivity on Defined Benefit Obligations	(75)	81